Interests in associates	12 Months Ended
Dec. 31, 2023
Interests in associates
Interests in associates

13.Interests in associates

The following table shows the Company’s interests in associates of the Company which management considered to be material to the Company as of December 31, 2023 and 2022:

Interests in associates
in € THOUS, except where otherwise specified
	Country of	Ownership	Method of
Name of the entity	incorporation	interest in %	measurement	Carrying value
				2023	2022

Vifor Fresenius Medical Care Renal Pharma Ltd.	Switzerland	45	Equity method	601,333	717,267
Other associates				41,595	56,457
Equity method investees				642,928	773,724

In December 2010, the Company and CSL Vifor formed a new renal pharmaceutical company, Vifor Fresenius Medical Care Renal Pharma Ltd., recognized as an equity method investee of which the Company owns 45%. Vifor Fresenius Medical Care Renal Pharma Ltd. develops and distributes products focused on addressing distinct complications and areas of chronic kidney disease, renal anemia management, mineral and bone management, kidney function preservation and improvement, conditions associated with kidney impairment and its treatment and cardio-renal management.

The following table contains the summarized financial information for Vifor Fresenius Medical Care Renal Pharma Ltd as of and for the year ended December 31, 2023 and 2022:

Summarized financial information
In € THOUS
Summarized balance sheets	2023	2022

Current assets	465,450	892,910
Non-current assets	627,391	566,640
Current liabilities	166,262	230,222
Non-current liabilities	33,074	28,803
Net assets	893,505	1,200,525

Reconciliation to carrying amounts (net assets)	2023	2022

Opening balance net assets January 1,	1,200,525	1,086,109
Profit for the period	235,186	236,269
Other comprehensive income	(26,489)	50,651
Dividends paid	(467,500)	(199,062)
Foreign currency translation	(48,217)	26,558
Closing balance net assets December 31,	893,505	1,200,525

Company's share in net assets	402,077	540,236
Other reconciling items	268,240	273,559
Eliminations	(68,984)	(96,528)
Carrying amount	601,333	717,267

	For the year ended	For the year ended
Summarized statement of comprehensive income	December 31, 2023	December 31, 2022

Revenue	734,678	717,995
Profit from continuing operations	235,186	236,269
Profit for the period	235,186	236,269
Other comprehensive income	(26,489)	50,651
Total comprehensive income	208,697	286,920

Dividends received	213,521	89,578